Other receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Receivables

	December 31,
	2021	2020
	£’000s	£’000s
Lease deposits	408	407
VAT recoverable	387	370
Other	624	239

Total	1,419	1,016